Share-Based Compensation - Summary of Group's option activities (Details) - 2015 Plan and the 2018 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) shares
Number of share options
Outstanding at beginning of the year (in shares) | shares	415,445,632	415,445,632
Granted (in shares) | shares	11,047,000	11,047,000
Forfeited (in shares) | shares	(8,614,000)	(8,614,000)
Exercised (in shares) | shares	(27,456,108)	(27,456,108)
Outstanding at end of the year (in shares) | shares	390,422,524	390,422,524	415,445,632	415,445,632
Vested and expected to vest at end of the year (in shares) | shares	390,422,524						390,422,524
Exercisable at end of the year (in shares) | shares	291,135,489						291,135,489
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.0065
Granted (in dollars per share)	0.0065
Forfeited (in dollars per share)	0.0065
Exercised (in dollars per share)	0.0065
Outstanding at end of the year (in dollars per share)	0.0065		$ 0.0065
Vested and expected to vest at end of the year (in dollars per share)	0.0065
Exercisable at end of the year (in dollars per share)	0.0065
Weighted average grant date fair value
Outstanding at beginning of the year	10.434
Granted	30.9747		24.5402		$ 13.4311
Forfeited	7.9589
Exercised	4.5281
Outstanding at end of the year	11.4851		$ 10.434
Vested and expected to vest at end of the year	11.4851
Exercisable at end of the year	$ 7.0678
Aggregate intrinsic value
Outstanding at beginning of the year (in dollars) | $	$ 15,193,262
Exercised (in dollars)	829,282	¥ 6,053,177		¥ 24,817,686		¥ 32,530,282
Outstanding at end of the year (in dollars) | $	9,464,232		$ 15,193,262
Vested and expected to vest at end of the year (in dollars) | $	9,464,232
Exercisable at end of the year (in dollars) | $	$ 7,057,415
Weighted average remaining contractual term
Outstanding (in years)	14 years 11 months 4 days	14 years 11 months 4 days	15 years 8 months 15 days	15 years 8 months 15 days
Vested and expected to vest at end of the year (in years)	14 years 11 months 4 days	14 years 11 months 4 days
Exercisable at end of the year (in years)	13 years 8 months 12 days	13 years 8 months 12 days
Fair value of vested options	$ 905,507	¥ 6,609,570		¥ 3,285,026		¥ 4,770,523
Unrecognized share-based compensation expense relating to unvested options	$ 2,504,481						¥ 18,280,958
Weighted-average period for recognition of share-based compensation expense relating to unvested options	2 years 4 months 20 days	2 years 4 months 20 days